Shareholder Report, Line Graph (Details) 195393_Muzinich Dynamic Income Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)												12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2025
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 1,377,016	$ 1,321,466	$ 1,230,419	$ 1,343,052	$ 1,329,508	$ 1,251,414	$ 1,131,432	$ 1,129,211	$ 1,078,185	$ 1,015,253	$ 1,001,157	$ 1,467,735
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value	1,141,980	1,127,878	1,068,787	1,228,634	1,247,877	1,160,744	1,067,678	1,067,556	1,031,039	1,004,446	998,952	$ 1,225,355
ICE BofA Global Corporate & High Yield Index USD Hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												ICE BofA Global Corporate & High Yield Index USD Hedged
Accumulated Value	$ 1,359,060	$ 1,297,671	$ 1,184,072	$ 1,370,717	$ 1,372,695	$ 1,271,126	$ 1,126,583	$ 1,138,142	$ 1,071,957	$ 993,775	$ 999,203	$ 1,456,791